13. Going Concern (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (1,543,415)
Net Cash Used in Operations	1,423,976
Working Capital Deficit	$ (6,186,587)	$ (5,850,064)